INVESTMENTS - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment Holdings [Line Items]
Carrying amount of short-term available-for-sale method investments			$ 18,000
Carrying amount of short-time deposit		690
Impairment loss		3,416	1,147	$ 5,226
Percentage of equity interests disposed	45.18%
Investment gain in the consolidated statements of operations	$ 23,857
Available-for-sale debt securities
Investment Holdings [Line Items]
Carrying amount of long-term available-for-sale method investments		70,374	1,249
Impairment loss		144	1,147	4,226
Equity securities
Investment Holdings [Line Items]
Carrying amount equity security investments		14,339	18,227
Impairment loss		710		1,000
Voting ordinary shares
Investment Holdings [Line Items]
Number of Company's shares exchanged with equity investees	1,173,520
Nn-voting ordinary shares
Investment Holdings [Line Items]
Number of Company's shares exchanged with equity investees	1,604,260
Unrealized fair value gain (loss) on available-for-sale debt security
Investment Holdings [Line Items]
Net unrealized fair value gain related to available-for-sale debt security		$ 18,269		$ 16,136